Share-Based Compensation - Summary of Equity Award Activity for Unvested Restricted Stock and Stock Units (Detail) (Restricted Stock [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares outstanding, beginning balance	2.6
Shares, Assumed in the Warner Chilcott Acquisition	0.4
Shares, Granted	0.9
Shares, Vested	(1.8)
Shares, Cancelled	(0.2)
Restricted shares outstanding, Ending balance	1.9
Weighted Average Grant Date Fair Value, outstanding, beginning balance	$ 52.88
Weighted Average Grant Date Fair Value, Assumed in the Warner Chilcott Acquisition	$ 144.00
Weighted Average Grant Date Fair Value, Granted	$ 84.48
Weighted Average Grant Date Fair Value, Vested	$ (58.71)
Weighted Average Grant Date Fair Value, Cancelled	$ (66.06)
Weighted Average Grant Date Fair Value, outstanding, Ending balance	$ 80.12
Weighted Average Remaining Contractual Term (Years), outstanding	1 year 4 months 24 days
Aggregate Grant Date Fair Value, Outstanding, beginning balance	$ 137.5
Aggregate Grant Date Fair Value, Assumed in the Warner Chilcott Acquisition	57.6
Aggregate Grant Date Fair Value, Granted	76.0
Aggregate Grant Date Fair Value, Vested	(105.7)
Aggregate Grant Date Fair Value, Cancelled	(13.2)
Aggregate Grant Date Fair Value, Outstanding, ending balance	$ 152.2